Expense Example - Bridges Investment Fund - Bridges Investment Fund Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883